SUPPLEMENT DATED JANUARY 14, 2011

To the variable annuity prospectus dated May 1, 2010, as supplemented
 June 1, September 1, and October 18, 2010, of:

Allianz Alterity®
Allianz Rewards®

ISSUED BY

Allianz Life Insurance Company of North America and Allianz Life Variable Account B

This supplement updates certain information contained in the prospectus and should be attached to the prospectus and retained for future reference.

Effective after February 18, 2011, the following Investment Options will be closed to additional purchase payments and transfers for Allianz Alterity and Rewards Contracts.

ALLIANZ FUND OF FUNDS	FRANKLIN TEMPLETON (cont.)
AZL FusionSM Growth Fund	Mutual Shares Securities Fund
Templeton Foreign Securities Fund
ALLIANZ GLOBAL INVESTORS CAPITAL	Templeton Growth Securities Fund
AZL® Allianz AGIC Opportunity Fund
INVESCO
BLACKROCK	AZL® Invesco International Equity Fund
AZL® BlackRock Capital Appreciation Fund	AZL® Van Kampen Growth and Income Fund
AZL® International Index Fund
AZL® Mid Cap Index Fund	J.P. MORGAN
AZL® S&P 500 Index Fund	AZL® JPMorgan U.S. Equity Fund
AZL® Small Cap Stock Index Fund
MFS
COLUMBIA	AZL® MFS Investors Trust Fund
AZL® Columbia Mid Cap Value Fund
AZL® Columbia Small Cap Value Fund	MORGAN STANLEY
Seligman Smaller-Cap Value Portfolio(1)	AZL® Morgan Stanley Global Real Estate Fund
AZL® Morgan Stanley International Equity Fund
DAVIS	AZL® Morgan Stanley Mid Cap Growth Fund
AZL® Davis NY Venture Fund
Davis VA Financial Portfolio	OPPENHEIMER FUNDS
Davis VA Value Portfolio(1)	Oppenheimer Global Securities Fund/VA(1)
Oppenheimer High Income Fund/VA
DREYFUS	Oppenheimer Main Street Fund®/VA(1)
AZL® Dreyfus Equity Growth Fund
PIMCO
EATON VANCE	PIMCO EqS Pathfinder Portfolio
AZL® Eaton Vance Large Cap Value Fund	PIMCO VIT CommodityRealReturn® Strategy Portfolio

FRANKLIN TEMPLETON	PRUDENTIAL
AZL® Franklin Small Cap Value Fund	Jennison Portfolio
Franklin Global Real Estate Securities Fund	SP International Growth Portfolio
Franklin Growth and Income Securities Fund
Franklin Large Cap Growth Securities Fund	SCHRODER
Franklin Rising Dividends Securities Fund	AZL® Schroder Emerging Markets Equity Fund
Franklin Small-Mid Cap Growth Securities Fund
Franklin Small Cap Value Securities Fund(2)	TURNER
Franklin Templeton VIP Founding Funds Allocation Fund	AZL® Turner Quantitative Small Cap Growth Fund
Mutual Global Discovery Securities Fund

(1)
This Investment Option is currently available only for additional Purchase Payments and/or transfers by Owners with Contract Value in the Investment Option on April 30, 2004, and will no longer be available to any Owners after February 18, 2011.

(2)
This Investment Option is currently available only for additional Purchase Payments and/or transfers by Owners with Contract Value in this Investment Option on April 29, 2005, and will no longer be available to any Owners after February 18, 2011.

PRO-006-0510   Page 1 of 2

As of 4 p.m. Eastern Time on February 18, 2011, the closed Investment Options will no longer accept new Purchase Payments, or transfers from other Investment Options, including automatic investment plan payments (AIP), dollar cost averaging transfers, and flexible rebalancing transfers. Allocation instructions for any future Purchase Payments, AIP payments, or transfers, including dollar cost averaging (DCA)and flexible rebalancing transfers, shall be adjusted such that 100% of allocations to closed Investment Options will be proportionately reallocated among the other available Investment Option allocations selected by the Owner. If all Investment Options selected by the Owner are closed, allocations shall be made to the AZL Money Market Fund.

If all, or if all but one, of the Investment Options selected for a flexible rebalancing program are closed, the flexible rebalancing program will end.

If all of the Investment Options you have selected to transfer into under the Standard DCA Option are closed and if you dollar cost average from the AZL Money Market Fund, the dollar cost averaging program will end. If you dollar cost average from a DCA Fixed Option, the funds you have selected to transfer into will be adjusted such that the allocations to closed options will be proportionately reallocated among the other available Investment Option allocations you have selected. If your selected allocations are all closed, transfers from the fixed DCA option shall be transferred into the AZL Money Market Fund until we receive alternate instructions.

Contract Value already allocated to one of the closed Investment Options will remain in the Investment Option until we receive alternate instructions from the Contract Owner.

After February 18, 2011, the Investment Options available under the allocation groupings for the PRIME Plus Benefit are revised for new Purchase Payments and transfers as listed below.

Group A Investment Options have all been closed and are no longer available.

Group B Investment Options have all been closed, except for the AZL Fusion Moderate Fund, which will be moving to the less restrictive Group C on February 18, 2011.

Group C Investment Options are available for any amount of Contract Value regardless of whether or not any investment limits have been triggered.

Group C Investment Options
AZL Balanced Index Strategy Fund
AZL Franklin Templeton Founding Strategy Plus Fund
AZL Fusion Balanced Fund
AZL Fusion Conservative Fund
AZL Fusion Moderate Fund
AZL Gateway Fund*
AZL Growth Index Strategy Fund
AZL Money Market Fund
AZL Van Kampen Equity and Income Fund
BlackRock Global Allocation V.I. Fund
Franklin High Income Securities Fund

Franklin Income Securities Fund
Franklin U.S. Government Fund
PIMCO VIT All Asset Portfolio
PIMCO VIT Emerging Markets Bond Portfolio
PIMCO VIT Global Bond Portfolio (Unhedged)
PIMCO VIT Global Multi-Asset Portfolio
PIMCO VIT High Yield Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT Total Return Portfolio
Templeton Global Bond Securities Fund

*This Investment Option is currently available only for Alterity Contracts.

PRO-006-0510   Page  2 of 2